Summary of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and other receivables	$ (607)	$ 427	$ 494	$ (684)
Inventory	767	501	1,009	894
Prepaid expenses and other current assets	(225)	368	(66)	248
Payables and accrued liabilities	(2,188)	565	(1,950)	442
Deferred revenues	(3)
Provision for restructuring and other costs	(23)	1	(313)	1
Employee future benefits	(146)	(44)	(272)	(44)
Increase (decrease) in operating assets and liabilities	$ (2,425)	$ 1,818	$ (1,098)	$ 857